Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions				12 Months Ended
	Feb. 01, 2021	Jan. 14, 2021	Jul. 02, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2018	Dec. 31, 2017
Sale of Stock [Line Items]
Cash and cash equivalents				$ 270.0	$ 319.4	$ 570.8
Restricted cash				0.3	0.2	0.6
Total cash, cash equivalents and restricted cash				270.3	$ 319.6	$ 571.4	$ 575.7	$ 102.4	$ 16.9
Offering costs	$ 0.4		$ 32.4
Offering costs - component of gross proceeds			$ 28.9
Offering costs - component of expense				$ 3.5
Public Stock Offering
Sale of Stock [Line Items]
Net proceeds from sale		$ 525.7
Underwriter's option
Sale of Stock [Line Items]
Net proceeds from sale	$ 114.6	$ 114.6